Subsequent Events (Details) $ / shares in Units, $ in Millions	Feb. 02, 2022 USD ($) $ / shares shares
Subscription Agreements | PIPE and Backstop Investors
Subsequent Event [Line Items]
Number of shares issued	500,000
Purchase price per share | $ / shares	$ 10.00
Business Combination Agreement | Credit Facility
Subsequent Event [Line Items]
Amount of term loan | $	$ 30
Business Combination Agreement | Founder Shares
Subsequent Event [Line Items]
Forfeiture Shares	360,750
Period for forfeiture of shares	3 years
Subsequent Events | Subscription Agreements | PIPE and Backstop Investors
Subsequent Event [Line Items]
Number of shares issued	500,000
Purchase price per share | $ / shares	$ 10.00
Subsequent Events | Business Combination Agreement | Credit Facility
Subsequent Event [Line Items]
Amount of term loan | $	$ 30
Subsequent Events | Business Combination Agreement | Founder Shares
Subsequent Event [Line Items]
Forfeiture Shares	360,750
Period for forfeiture of shares	3 years